Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

The future commitments pursuant to this lease arrangement, including property taxes and operating expenses for the fiscal periods ending March 31 are:

2017 (remaining)	$ 13,032
2018	$ 26,064
2019	$ 17,376

The future commitments pursuant to this lease arrangement, including property taxes and operating expenses for the fiscal periods ending March 31 are:
2017	$26,066
2018	26,400
2019	17,600

Schedule of Employment Agreements

Salaries will be earned based upon the Company’s success in raising future capital in accordance with the following schedule:

Cumulative Funds Raised [1]	Effective Monthly Salary %

$100,000	10.0%
$175,000	15.0%
$250,000	25.0%
$375,000	37.5%
$500,000	50.0%
$750,000	62.5%
$1,000,000	75.0%
$1,250,000	87.5%
$1,500,000	100.0%

[1] Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.

Salaries will be earned based upon the Company’s success in raising future capital in accordance with the following schedule:

Cumulative Funds Raised [1]	Effective Monthly Salary %
$100,000	10.0%
$175,000	15.0%
$250,000	25.0%
$375,000	37.5%
$500,000	50.0%
$750,000	62.5%
$1,000,000	75.0%
$1,250,000	87.5%
$1,500,000	100.0%

[1] Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.